SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS [Abstract]
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

As of December 31, 2011 and 2012, the Group held the following short term investments:

	As of December 31,
	2011	2012
	RMB	RMB

Available-for-sale investments	17,648	15,575
Held to maturity investments	17,000	-
Equity method investment	-	8,000

	34,648	23,575

Held to maturity investments consist of trust funds with remaining maturity term less than one year. Since the Group had the positive intent and ability to hold the trust funds to maturity, the trust funds were classified as held to maturity investments and recorded at amortized cost.

•	In May 2010, the Group invested RMB8,000 in a trust fund managed by Zhongrong Trust Co., Ltd., which matured in May 2011. The Group received all the investment back and also received an investment interest of RMB646, which was recorded as investment income.
•	In March 2011, the Group invested RMB6,000 in a trust fund managed by Zhongrong Trust Co., Ltd., which matured in March 2012, the Group received all the investment back and also received an investment interest of RMB605, which was recorded as investment income.
•	In April 2011, the Group invested RMB3,000 in a trust fund managed by Minmetal International Trust Co., Ltd., which matured in April 2012. The Group received all the investment back and also received an investment income of RMB241, which was recorded as investment income.
•	In May 2011, the Group invested RMB8,000 in trust fund managed by Minmetal International Trust Co., Ltd., which matured in May 2012. The trust fund paid investment interest of RMB387 in December 2011. The Group received all the investment back and also received an investment income RMB388 in May 2012, which was also included in investment income.

In June 2012, the Group invested RMB8,000 in a limited partnership managed by Hainan Airline Group, which the Group expects to retire from in June 2013. The Group has applied the equity method to account for the investment as the Group, which holds a 12.75% limited partnership interest in this investment, is able to exercise significant influence over the operating and financial policies of the limited partnership. The Group has recognized and received a share of earnings on the investment in the amount of RMB480 for the year ended December 31, 2012.

The following table provides additional information on the unrealized gains and losses of the available-for-sale investments as of December 31, 2011 and 2012, respectively.

	As of December 31,
	2011				2012
			Accumulated	Net			Accumulated	Net
		Exchange	unrealized	carrying		Exchange	unrealized	carrying
	Cost	difference	(loss) gains	amount	Cost	difference	(loss) gains	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Available-for-sale
Corporate Bonds	19,110	(1,334)	(128)	17,648	15,939	(1,483)	1,119	15,575

Total	19,110	(1,334)	(128)	17,648	15,939	(1,483)	1,119	15,575

During the year ended December 31, 2011 and 2012, the Group sold RMB8,507 and RMB7,717 of corporate bonds, and the related (loss) gain of RMB(201) and RMB226 was transferred to investment income in the statement of operations.